OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	$ 1,231	$ 489	$ 578
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	894	341	436
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	272	$ 148	$ 142
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	$ 65